Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

The cost and accumulated depreciation and amortization of property and equipment are as follows:

	As of December 31,
	2016	2017
	(In thousands)
Property and equipment, net
Computer equipment	$2,618	$4,559
Other assets	528	833

Total property and equipment	3,146	5,392
Less: accumulated depreciation	(1,291)	(2,374)

Total property and equipment, net	$1,855	$3,018

Depreciation expense was $0.6 million, $0.9 million and $1.4 million for the years ended December 31, 2015, 2016 and 2017, respectively. There were no impairments of our property and equipment for the years ended December 31, 2015, 2016 and 2017.